GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			6 Months Ended
	Mar. 01, 2022	Jul. 31, 2023	Mar. 31, 2023	Jul. 27, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Accumulated deficit					$ 105,516		$ 102,926
Net cash used in operating activities					3,409	$ 4,134
Cash, cash equivalents and restricted cash					1,521	$ 3,921	$ 4,505	$ 4,604
Net working capital					21,196
Amount of secured credit facility									$ 20,000
Remaining available secured financing									$ 6,000
Gross proceeds of subordinated debt					12,000
Registered direct offering [Member]
Proceeds from direct offering	$ 4,650
Proceeds from private warrants exercise			$ 2,400
Number of ordinary shares issued	3,130,000		485,000
Number of warrants to purchase ordinary shares	4,401,585		1,032,615
Exercise price of warrants	$ 0.00001		$ 0.00001
Private placement [Member]
Proceeds from private warrants exercise		$ 2,750		$ 1,740
Number of ordinary shares issued	5,648,689	661,000	1,517,615	5,648,689
Number of warrants to purchase ordinary shares		2,574,295
Exercise price of warrants	$ 0.7	$ 0.00001	$ 1.66	$ 0.308
Fortress Investment Group [Member]
Amount of secured credit facility					$ 6,000
Accredited Institutional Investor [Member] | Private placement [Member]
Number of ordinary shares issued		3,235,295		5,648,689
Exercise price of warrants		$ 0.85		$ 0.32